SIGNIFICANT ACCOUNTING POLICIES SIGNIGICANT ACCOUNTING POLICIES (Leases) (Details)	12 Months Ended
Jan. 02, 2022
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term, right-of-use asset	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term, right-of-use asset	18 years